Offerings	Oct. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	4,898,898
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 83,281,266.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 7,245.47
Offering Note	(1) Includes 1,406,250 additional shares of our common stock that the underwriters have the option to purchase. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) of the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	5,882,352
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 99,999,984.00
Amount of Registration Fee	$ 13,810.00
Offering Note	(2) We previously paid a registration fee of $13,810.00 in connection with the initial filing of this registration statement on September 21, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. The maximum aggregate offering price was originally registered under Rule 457(o) and is now converted to Rule 457(a). See note 1 above.